Schedule of Property and Equipment Estimated Useful Lives (Details)	Sep. 30, 2024	Dec. 31, 2023
Depreciable Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	15 years	15 years
Building and Recreational Facilities [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	39 years	39 years
Properties Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years	5 years
Properties Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	7 years	7 years
Furniture and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years	5 years
Furniture and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	7 years	7 years